WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	ARGENTINA — 1.8%
27,407	Globant S.A.*	$5,533,473
	AUSTRALIA — 2.8%
185,166	HUB24, Ltd.	5,118,429
983,056	Steadfast Group, Ltd.	3,766,695
		8,885,124
	BELGIUM — 2.4%
33,935	D'ieteren Group	7,527,280
	BRAZIL — 4.1%
358,835	CI&T, Inc. - Class A*	1,481,988
928,600	GPS Participacoes e Empreendimentos S.A.	3,836,303
1,445,110	Grupo SBF S.A.	3,731,342
669,638	Inter & Co., Inc. - Class A	3,823,633
		12,873,266
	CANADA — 6.6%
51,395	Cargojet, Inc.	4,245,608
137,432	Celestica, Inc.*	6,176,194
114,160	Exchange Income Corp.	4,172,495
311,565	PrairieSky Royalty, Ltd.	6,102,037
		20,696,334
	CHINA — 4.5%
516,171	Huali Industrial Group Co., Ltd. - Class A	4,251,492
2,141,000	Li Ning Co., Ltd.	5,689,711
3,363,000	TravelSky Technology, Ltd. - Class H	4,073,291
		14,014,494
	CYPRUS — 1.2%
276,765	Theon International PLC*	3,763,455
	DENMARK — 1.4%
237,763	ALK-Abello A/S*	4,288,407
	FAROE ISLANDS — 1.7%
85,776	Bakkafrost P/F	5,506,701
	FRANCE — 2.4%
36,213	Gaztransport Et Technigaz S.A.	5,411,048
20,330	SOITEC*	2,103,406
		7,514,454

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 7.1%
158,948	Delivery Hero S.E.*	$4,546,883
82,640	Puma S.E.	3,746,394
110,495	Schott Pharma A.G. & Co. KGaA	4,720,684
124,750	Scout24 S.E.	9,402,347
		22,416,308
	INDIA — 2.9%
1,231,382	Muthoot Microfin, Ltd.*	2,949,175
227,243	PB Fintech, Ltd.	3,063,193
541,903	UPL, Ltd.	2,962,834
		8,975,202
	ITALY — 1.4%
490,961	Technoprobe S.p.A.*	4,459,911
	JAPAN — 15.4%
235,900	Integral Corp.*	5,843,738
177,960	Japan Elevator Service Holdings Co., Ltd.	2,898,992
128,000	Jeol, Ltd.	5,272,876
114,140	Kobe Bussan Co., Ltd.	2,795,819
173,600	M&A Research Institute Holdings, Inc.*	7,729,317
132,800	Money Forward, Inc.*	5,899,590
299,600	Plus Alpha Consulting Co., Ltd.	4,781,567
320,800	Rakus Co., Ltd.	4,326,286
27,800	SHIFT, Inc.*	4,414,797
66,200	Visional, Inc.*	4,233,162
		48,196,144
	MEXICO — 4.7%
452,721	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	3,359,190
443,278	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,357,187
620,267	Prologis Property Mexico S.A. de C.V. - REIT	2,714,704
370,900	Qualitas Controladora S.A.B. de C.V.	4,315,956
		14,747,037
	NETHERLANDS — 1.5%
46,489	Elastic N.V.*	4,660,057
	NORWAY — 5.8%
2,764,454	AutoStore Holdings, Ltd.*	5,113,317
87,479	Kongsberg Gruppen A.S.A.	6,040,243
219,736	Schibsted A.S.A. - Class A	7,019,246
		18,172,806

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 1.5%
316,502	InPost S.A.*	$4,877,798
	SAUDI ARABIA — 2.4%
91,823	Aldrees Petroleum and Transport Services Co.	4,191,467
48,963	Bupa Arabia for Cooperative Insurance Co.	3,443,925
		7,635,392
	SOUTH KOREA — 1.4%
109,220	Hana Materials, Inc.	4,291,727
	SWEDEN — 8.6%
319,055	Beijer Ref A.B.	4,739,326
588,581	Fortnox A.B.	3,680,831
128,609	Hemnet Group A.B.	3,938,530
260,297	Munters Group A.B.	4,671,436
234,389	Nordnet A.B. publ	4,300,635
65,047	Saab A.B. - Class B	5,785,197
		27,115,955
	SWITZERLAND — 2.2%
493,237	Global Blue Group Holding A.G.*	2,584,562
248,416	Medmix A.G.[1]	4,412,489
		6,997,051
	TAIWAN — 1.4%
156,000	Jentech Precision Industrial Co., Ltd.	4,401,644
	UNITED KINGDOM — 9.8%
2,030,334	Baltic Classifieds Group PLC	5,778,623
585,257	Bytes Technology Group PLC	3,774,660
2,550,721	Deliveroo PLC*	3,808,536
87,637	Diploma PLC	4,116,937
35,519	Games Workshop Group PLC	4,500,956
424,436	Wise PLC - Class A*	4,974,521
140,731	Wizz Air Holdings PLC*	3,811,798
		30,766,031

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.9%
1,236,745	FPT Corp.	$5,840,808
	TOTAL COMMON STOCKS
	(Cost $264,833,410)	304,156,859
	SHORT-TERM INVESTMENTS — 3.0%
9,371,855	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[2]	9,371,855
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,371,855)	9,371,855
	TOTAL INVESTMENTS — 99.9%
	(Cost $274,205,265)	313,528,714
	Other Assets in Excess of Liabilities — 0.1%	255,141
	TOTAL NET ASSETS — 100.0%	$313,783,855

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,412,489, which represents 1.41% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.